Employee deferred compensation	6 Months Ended
Jun. 30, 2020
Employee deferred compensation
25 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards (CCA), deferred cash awards and retention awards.
> Refer to “Note 29 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2019 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q20 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures, but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q20	1Q20	2Q19		6M20	6M19
Deferred compensation expense (CHF million)
Share awards	144	155	148	[1]	299	298	[1]
Performance share awards	120	113	122		233	230
Contingent Capital Awards	100	(14)	83		86	160
Deferred cash awards	138	10	96	[1]	148	186	[1]
Retention awards	10	9	3	[1]	19	8	[1]
Total deferred compensation expense	512	273	452		785	882
1 Prior period has been reclassified to conform to the current presentation.
Estimated unrecognized deferred compensation
end of	2Q20
Estimated unrecognized compensation expense (CHF million)
Share awards	756
Performance share awards	443
Contingent Capital Awards	289
Deferred cash awards	398
Retention Awards	45
Total	1,931

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
2Q20 activity
In 2Q20, the Group granted deferred cash and stock retention awards of CHF 6 million. These awards are expensed over the applicable vesting period from the grant date. Amortization of retention awards granted in 2Q20 and prior periods totaled CHF  10 million in 2Q20.
Share-based award activity
	2Q20		6M20
Number of awards (in millions)	Share awards	Performance share awards	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	166.3	122.1	110.5	72.4
Granted	6.7	0.0	68.2	50.9
Settled	(40.4)	(25.6)	(45.2)	(26.8)
Forfeited	(1.0)	(0.5)	(1.9)	(0.5)
Balance at end of period	131.6	96.0	131.6	96.0
of which vested	10.4	8.7	10.4	8.7
of which unvested	121.2	87.3	121.2	87.3

Bank
Employee deferred compensation
24 Employee deferred compensation
> Refer to “Note 25 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q20 and “Note 28 – Employee deferred compensation” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2019 for further information.
Deferred compensation expense
in	6M20	6M19
Deferred compensation expense (CHF million)
Share awards	289	291	[1]
Performance share awards	220	223
Contingent Capital Awards	83	156
Deferred cash awards	143	168	[1]
Retention awards	19	8	[1]
Total deferred compensation expense	754	846
1 Prior period has been reclassifed to conform to the current presentation.
Estimated unrecognized deferred compensation
end of	6M20
Estimated unrecognized compensation expense (CHF million)
Share awards	734
Performance share awards	424
Contingent Capital Awards	277
Deferred cash awards	377
Retention awards	45
Total	1,857

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
6M20 activity
In 6M20, the Bank granted share awards, performance share awards, Contingent Capital Awards (CCA) and upfront cash awards as part of the 2019 deferred variable compensation. Expense recognition for these awards began in 6M20 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M20, the Bank granted 63.2 million share awards at a weighted-average share price of CHF  10.71. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M20, the Bank granted 48.9 million performance share awards at a weighted-average share price of CHF  10.66. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M20, the Bank awarded CHF  257 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred cash awards
In 6M20, the Bank granted deferred fixed cash compensation of CHF  121 million to certain employees in the Americas. This compensation will be expensed in Global Markets, Investment Banking & Capital Markets and International Wealth Management over a three-year vesting period from the grant date. Amortization of deferred fixed cash compensation granted in 6M20 and prior periods totaled CHF  57 million, of which CHF  33 million was related to awards granted in 6M20.
In 6M20, the Bank granted upfront cash awards of CHF 146 million to certain managing directors and directors in Investment Banking & Capital Markets and Asia Pacific. Amortization of upfront cash awards granted in 6M20 and prior periods totaled CHF  38 million, of which CHF  29 million was related to awards granted in 6M20.
Retention awards
In 6M20, the Bank granted deferred cash and stock retention awards of CHF 17 million. These awards are expensed over the applicable vesting period from the grant date. Amortization of retention awards granted in 6M20 and prior periods totaled CHF  19 million, of which CHF  2 million was related to awards granted in 6M20.
Share-based award activity
	6M20
Number of awards (in millions)	Share awards	Performance share awards
Share-based award activities
Balance at beginning of period	101.9	69.7
Granted	63.2	48.9
Settled	(42.7)	(26.1)
Forfeited	(2.0)	(0.5)
Balance at end of period	120.4	92.0
of which vested	9.1	7.9
of which unvested	111.3	84.1